Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt
Debt consists of:

	At Year-End
	2012	2011
	(In thousands)
Senior secured credit facility
Term loan facility — average interest rate of 4.21% at year-end 2012 and 6.50 % at year-end 2011	$200,000	$130,000
Revolving line of credit — average interest rate of 4.75% at year-end 2012	44,000	—
Secured promissory notes — average interest rates of 2.80% at year-end 2012 and 4.34% at year-end 2011	34,171	41,900
Other indebtedness due through 2017 at variable and fixed interest rates ranging from 0.24% to 8.00%	15,892	49,687
	$294,063	$221,587